Retirement Plans (Details 3) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Asset Retirement Obligation Disclosure [Abstract]
Pension obligation	$ 0	$ 1,046	$ 1,062	$ 1,109
Prior service cost		0	4
Net loss (gain)		0	(61)
Total accumulated other comprehensive income, before tax		$ 0	$ (57)